Schwab Capital Trust
Schwab Target 2010 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 24.8%
Large-Cap 23.4%
Schwab U.S. Large-Cap ETF	$12,274,537	$2,029,975	($3,189,115 )	$320,588	$2,225,845	$13,661,830	507,686	$115,944
Small-Cap 1.4%
Schwab U.S. Small-Cap ETF	691,349	47,357	(113,491)	7,209	135,454	767,878	26,962	8,350
						14,429,708

International Stocks 7.3%
Developed Markets 7.3%
Schwab International Equity ETF	3,795,564	691,702	(993,987)	62,476	715,696	4,271,451	177,681	144,518

Real Estate 2.4%
U.S. REITs 2.4%
Schwab U.S. REIT ETF	1,248,828	377,971	(177,073)	5	(37,149)	1,412,582	67,620	33,548

Fixed Income 62.3%
Inflation-Protected Bond 6.5%
Schwab U.S. TIPS ETF	3,390,211	783,112	(295,513)	(9,077)	(45,166)	3,823,567	144,340	142,182
Intermediate-Term Bond 48.7%
Schwab U.S. Aggregate Bond ETF	25,207,089	5,841,354	(2,866,387)	(278,795)	513,864	28,417,125	1,215,966	899,330
Treasury Bond 7.1%
Schwab Short-Term U.S. Treasury ETF	3,643,138	860,802	(388,548)	(8,220)	12,479	4,119,651	169,046	128,836
						36,360,343

Money Market Funds 2.2%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	1,237,435	40,652	—	—	—	1,278,087	1,278,087	38,642
Total Affiliated Underlying Funds (Cost $47,316,870)	$51,488,151	$10,672,925	($8,024,114 )	$94,186	$3,521,023	$57,752,171		$1,511,350
Total Investments in Securities (Cost $47,316,870)						$57,752,171

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2015 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 27.6%
Large-Cap 26.0%
Schwab U.S. Large-Cap ETF	$21,121,794	$2,282,501	($4,091,970 )	$709,796	$3,643,233	$23,665,354	879,426	$197,612
Small-Cap 1.6%
Schwab U.S. Small-Cap ETF	1,251,209	117,796	(218,637)	16,373	245,867	1,412,608	49,600	14,995
						25,077,962

International Stocks 8.6%
Developed Markets 8.6%
Schwab International Equity ETF	6,897,959	1,113,189	(1,603,187)	160,254	1,246,348	7,814,563	325,065	264,740

Real Estate 2.7%
U.S. REITs 2.7%
Schwab U.S. REIT ETF	2,197,010	532,110	(182,129)	1,233	(64,842)	2,483,382	118,879	58,215

Fixed Income 58.4%
Inflation-Protected Bond 6.1%
Schwab U.S. TIPS ETF	4,892,931	919,191	(177,907)	(2,739)	(76,391)	5,555,085	209,705	203,970
Intermediate-Term Bond 45.8%
Schwab U.S. Aggregate Bond ETF	36,684,537	7,482,059	(2,881,947)	(250,765)	597,364	41,631,248	1,781,397	1,296,009
Treasury Bond 6.5%
Schwab Short-Term U.S. Treasury ETF	5,222,585	1,009,982	(294,336)	(5,415)	12,075	5,944,891	243,943	182,871
						53,131,224

Money Market Funds 1.8%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	1,561,708	51,304	—	—	—	1,613,012	1,613,012	48,769
Total Affiliated Underlying Funds (Cost $72,495,784)	$79,829,733	$13,508,132	($9,450,113 )	$628,737	$5,603,654	$90,120,143		$2,267,181
Total Investments in Securities (Cost $72,495,784)						$90,120,143

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2020 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.5% OF NET ASSETS

U.S. Stocks 29.4%
Large-Cap 27.7%
Schwab U.S. Large-Cap ETF	$75,875,226	$5,667,357	($15,641,334 )	$3,472,823	$11,982,608	$81,356,680	3,023,288	$699,550
Small-Cap 1.7%
Schwab U.S. Small-Cap ETF	4,643,076	114,918	(684,473)	42,795	912,369	5,028,685	176,569	54,859
						86,385,365

International Stocks 9.6%
Developed Markets 9.6%
Schwab International Equity ETF	26,025,238	2,470,739	(5,560,659)	951,771	4,321,904	28,208,993	1,173,419	961,888

Real Estate 3.0%
U.S. REITs 3.0%
Schwab U.S. REIT ETF	7,997,289	1,693,198	(817,339)	8,257	(231,859)	8,649,546	414,052	206,441

Fixed Income 55.8%
Inflation-Protected Bond 5.8%
Schwab U.S. TIPS ETF	15,720,647	2,127,954	(552,318)	(35,801)	(214,538)	17,045,944	643,486	647,003
Intermediate-Term Bond 43.8%
Schwab U.S. Aggregate Bond ETF	118,684,694	16,286,292	(7,206,044)	(995,106)	2,104,216	128,874,052	5,514,508	4,155,138
Treasury Bond 6.2%
Schwab Short-Term U.S. Treasury ETF	16,622,735	2,522,105	(1,069,779)	(29,473)	49,478	18,095,066	742,514	577,279
						164,015,062

Money Market Funds 1.7%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	4,854,353	159,473	—	—	—	5,013,826	5,013,826	151,588
Total Affiliated Underlying Funds (Cost $232,249,630)	$270,423,258	$31,042,036	($31,531,946 )	$3,415,266	$18,924,178	$292,272,792		$7,453,746
Total Investments in Securities (Cost $232,249,630)						$292,272,792

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2025 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.2% OF NET ASSETS

U.S. Stocks 30.4%
Large-Cap 28.6%
Schwab U.S. Large-Cap ETF	$166,038,001	$16,231,407	($31,737,435 )	$2,290,989	$32,325,749	$185,148,711	6,880,294	$1,586,354
Small-Cap 1.8%
Schwab U.S. Small-Cap ETF	10,381,200	877,799	(1,937,101)	97,028	2,081,042	11,499,968	403,791	125,308
						196,648,679

International Stocks 10.4%
Developed Markets 10.4%
Schwab International Equity ETF	59,885,651	7,457,126	(12,155,191)	1,082,952	11,296,935	67,567,473	2,810,627	2,323,354

Real Estate 3.1%
U.S. REITs 3.1%
Schwab U.S. REIT ETF	17,602,192	4,478,804	(1,577,352)	(10,105)	(523,618)	19,969,921	955,956	476,479

Fixed Income 54.0%
Inflation-Protected Bond 5.6%
Schwab U.S. TIPS ETF	32,084,180	5,462,925	(948,991)	(136,481)	(380,584)	36,081,049	1,362,063	1,360,253
Intermediate-Term Bond 42.5%
Schwab U.S. Aggregate Bond ETF	243,521,680	44,290,905	(14,819,799)	(2,261,084)	4,680,383	275,412,085	11,784,856	8,786,048
Treasury Bond 5.9%
Schwab Short-Term U.S. Treasury ETF	33,624,639	5,656,889	(1,224,220)	(48,840)	95,172	38,103,640	1,563,547	1,204,177
						349,596,774

Money Market Funds 1.3%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	7,991,492	262,533	—	—	—	8,254,025	8,254,025	249,552
Total Affiliated Underlying Funds (Cost $503,801,251)	$571,129,035	$84,718,388	($64,400,089 )	$1,014,459	$49,575,079	$642,036,872		$16,111,525
Total Investments in Securities (Cost $503,801,251)						$642,036,872

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2030 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.0% OF NET ASSETS

U.S. Stocks 38.7%
Large-Cap 36.1%
Schwab U.S. Large-Cap ETF	$466,305,069	$73,708,898	($48,701,150 )	$262,912	$101,325,547	$592,901,276	22,032,749	$4,819,921
Small-Cap 2.6%
Schwab U.S. Small-Cap ETF	34,480,220	6,540,730	(4,727,753)	(32,527)	7,530,434	43,791,104	1,537,609	453,745
						636,692,380

International Stocks 16.0%
Developed Markets 14.1%
Schwab International Equity ETF	180,595,079	34,663,468	(21,961,817)	869,230	38,001,278	232,167,238	9,657,539	7,761,313
Emerging Markets 1.9%
Schwab Emerging Markets Equity ETF	24,152,368	5,038,892	(2,381,356)	117,645	4,457,136	31,384,685	958,311	878,761
						263,551,923

Real Estate 4.0%
U.S. REITs 4.0%
Schwab U.S. REIT ETF	50,467,300	18,903,994	(2,826,455)	(68,979)	(1,582,704)	64,893,156	3,106,422	1,483,011

Fixed Income 39.6%
Inflation-Protected Bond 2.1%
Schwab U.S. TIPS ETF	26,766,091	8,021,422	—	—	(459,466)	34,328,047	1,295,887	1,205,614
Intermediate-Term Bond 34.8%
Schwab U.S. Aggregate Bond ETF	443,774,365	128,101,493	(4,978,627)	(890,435)	5,552,242	571,559,038	24,456,955	17,021,474
Treasury Bond 2.7%
Schwab Short-Term U.S. Treasury ETF	35,270,923	11,171,940	(940,897)	(43,328)	96,763	45,555,401	1,869,323	1,332,692
						651,442,486

Money Market Funds 0.7%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	10,621,035	348,918	—	—	—	10,969,953	10,969,953	331,665
Total Affiliated Underlying Funds (Cost $1,262,325,899)	$1,272,432,450	$286,499,755	($86,518,055 )	$214,518	$154,921,230	$1,627,549,898		$35,288,196
Total Investments in Securities (Cost $1,262,325,899)						$1,627,549,898

Schwab Target 2030 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2035 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.1% OF NET ASSETS

U.S. Stocks 45.0%
Large-Cap 41.6%
Schwab U.S. Large-Cap ETF	$428,686,291	$89,684,130	($38,158,116 )	($229,507 )	$95,875,621	$575,858,419	21,399,421	$4,580,429
Small-Cap 3.4%
Schwab U.S. Small-Cap ETF	35,295,187	7,717,047	(3,654,580)	(9,171)	7,909,093	47,257,576	1,659,325	479,362
						623,115,995

International Stocks 20.1%
Developed Markets 17.1%
Schwab International Equity ETF	174,510,672	45,892,295	(21,898,677)	448,571	37,914,029	236,866,890	9,853,032	7,787,706
Emerging Markets 3.0%
Schwab Emerging Markets Equity ETF	30,284,735	6,965,879	(2,143,373)	103,461	5,762,528	40,973,230	1,251,091	1,137,665
						277,840,120

Real Estate 4.5%
U.S. REITs 4.5%
Schwab U.S. REIT ETF	46,661,987	19,158,328	(1,511,327)	(39,282)	(1,547,836)	62,721,870	3,002,483	1,404,326

Fixed Income 29.1%
Inflation-Protected Bond 0.4%
Schwab U.S. TIPS ETF	4,865,315	1,212,761	—	—	(83,521)	5,994,555	226,295	213,806
Intermediate-Term Bond 27.5%
Schwab U.S. Aggregate Bond ETF	279,153,108	100,766,500	(2,204,444)	(372,628)	3,406,388	380,748,924	16,292,209	11,031,857
Treasury Bond 1.2%
Schwab Short-Term U.S. Treasury ETF	12,958,762	4,125,999	—	—	20,664	17,105,425	701,905	495,686
						403,848,904

Money Market Funds 0.4%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	4,829,862	158,668	—	—	—	4,988,530	4,988,530	150,823
Total Affiliated Underlying Funds (Cost $1,054,524,571)	$1,017,245,919	$275,681,607	($69,570,517 )	($98,556 )	$149,256,966	$1,372,515,419		$27,281,660
Total Investments in Securities (Cost $1,054,524,571)						$1,372,515,419

Schwab Target 2035 Index Fund
Portfolio Holdings (Unaudited) continued

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
TIPS —	Treasury Inflation Protected Securities
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2040 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 49.6%
Large-Cap 45.3%
Schwab U.S. Large-Cap ETF	$543,923,224	$65,752,714	($44,765,628 )	$648,152	$119,417,182	$684,975,644	25,454,316	$5,648,868
Small-Cap 4.3%
Schwab U.S. Small-Cap ETF	51,547,101	7,212,534	(5,449,731)	75,885	11,397,382	64,783,171	2,274,690	679,280
						749,758,815

International Stocks 23.4%
Developed Markets 19.4%
Schwab International Equity ETF	230,802,772	35,588,051	(23,005,132)	663,171	49,636,135	293,684,997	12,216,514	9,883,145
Emerging Markets 4.0%
Schwab Emerging Markets Equity ETF	47,355,114	8,256,491	(4,526,336)	311,163	8,940,268	60,336,700	1,842,342	1,674,604
						354,021,697

Real Estate 4.9%
U.S. REITs 4.9%
Schwab U.S. REIT ETF	59,053,705	19,776,135	(2,229,342)	(9,441)	(1,870,786)	74,720,271	3,576,844	1,725,853

Fixed Income 21.1%
Intermediate-Term Bond 20.5%
Schwab U.S. Aggregate Bond ETF	241,930,610	67,114,852	(2,836,118)	(450,635)	3,086,568	308,845,277	13,215,459	9,331,140
Treasury Bond 0.6%
Schwab Short-Term U.S. Treasury ETF	7,947,351	1,432,663	—	—	13,768	9,393,782	385,465	290,704
						318,239,059

Money Market Funds 0.3%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	3,974,424	130,566	—	—	—	4,104,990	4,104,990	124,110
Total Affiliated Underlying Funds (Cost $1,082,587,721)	$1,186,534,301	$205,264,006	($82,812,287 )	$1,238,295	$190,620,517	$1,500,844,832		$29,357,704
Total Investments in Securities (Cost $1,082,587,721)						$1,500,844,832

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2045 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 53.3%
Large-Cap 48.2%
Schwab U.S. Large-Cap ETF	$370,468,021	$61,877,023	($25,610,455 )	$92,530	$83,384,762	$490,211,881	18,216,718	$3,974,290
Small-Cap 5.1%
Schwab U.S. Small-Cap ETF	39,053,171	7,286,421	(3,244,446)	5,929	8,831,579	51,932,654	1,823,478	532,682
						542,144,535

International Stocks 26.4%
Developed Markets 21.4%
Schwab International Equity ETF	162,395,007	34,909,923	(16,089,654)	383,426	35,655,826	217,254,528	9,037,210	7,250,420
Emerging Markets 5.0%
Schwab Emerging Markets Equity ETF	37,746,197	9,194,130	(3,794,606)	101,888	7,309,647	50,557,256	1,543,733	1,403,416
						267,811,784

Real Estate 5.3%
U.S. REITs 5.3%
Schwab U.S. REIT ETF	40,093,220	16,389,555	(1,641,104)	2,017	(1,309,198)	53,534,490	2,562,685	1,217,975

Fixed Income 14.2%
Intermediate-Term Bond 13.7%
Schwab U.S. Aggregate Bond ETF	104,123,214	34,670,553	(374,270)	(57,744)	1,210,173	139,571,926	5,972,269	4,123,224
Treasury Bond 0.5%
Schwab Short-Term U.S. Treasury ETF	3,980,564	1,004,213	—	—	7,174	4,991,951	204,840	149,856
						144,563,877

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	1,438,865	47,269	—	—	—	1,486,134	1,486,134	44,932
Total Affiliated Underlying Funds (Cost $723,698,739)	$759,298,259	$165,379,087	($50,754,535 )	$528,046	$135,089,963	$1,009,540,820		$18,696,795
Total Investments in Securities (Cost $723,698,739)						$1,009,540,820

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2050 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 55.8%
Large-Cap 50.0%
Schwab U.S. Large-Cap ETF	$519,842,887	$88,953,030	($31,874,675 )	$75,590	$118,152,460	$695,149,292	25,832,378	$5,627,128
Small-Cap 5.8%
Schwab U.S. Small-Cap ETF	60,044,014	13,111,273	(6,644,868)	(28,834)	13,809,146	80,290,731	2,819,197	829,885
						775,440,023

International Stocks 28.8%
Developed Markets 22.9%
Schwab International Equity ETF	234,826,043	52,214,912	(22,138,282)	509,525	52,066,004	317,478,202	13,206,248	10,560,130
Emerging Markets 5.9%
Schwab Emerging Markets Equity ETF	60,645,536	14,571,165	(4,935,528)	300,522	11,807,611	82,389,306	2,515,704	2,284,590
						399,867,508

Real Estate 5.5%
U.S. REITs 5.5%
Schwab U.S. REIT ETF	56,558,717	23,270,178	(1,669,132)	(13,061)	(1,828,033)	76,318,669	3,653,359	1,739,850

Fixed Income 9.2%
Intermediate-Term Bond 9.2%
Schwab U.S. Aggregate Bond ETF	94,922,441	32,591,656	—	—	1,071,686	128,585,783	5,502,173	3,792,940

Money Market Funds 0.1%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	1,109,979	36,464	—	—	—	1,146,443	1,146,443	34,662
Total Affiliated Underlying Funds (Cost $994,560,399)	$1,027,949,617	$224,748,678	($67,262,485 )	$843,742	$195,078,874	$1,381,358,426		$24,869,185
Total Investments in Securities (Cost $994,560,399)						$1,381,358,426

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2055 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 57.1%
Large-Cap 50.9%
Schwab U.S. Large-Cap ETF	$351,570,257	$70,863,687	($21,999,794 )	$31,587	$81,285,129	$481,750,866	17,902,299	$3,874,443
Small-Cap 6.2%
Schwab U.S. Small-Cap ETF	42,619,826	9,413,561	(3,627,700)	(8,036)	10,002,298	58,399,949	2,050,560	598,534
						540,150,815

International Stocks 30.2%
Developed Markets 23.7%
Schwab International Equity ETF	161,601,512	42,733,692	(17,158,359)	335,629	36,362,790	223,875,264	9,312,615	7,422,598
Emerging Markets 6.5%
Schwab Emerging Markets Equity ETF	44,102,020	11,990,008	(3,411,191)	241,822	8,688,901	61,611,560	1,881,269	1,701,096
						285,486,824

Real Estate 5.6%
U.S. REITs 5.6%
Schwab U.S. REIT ETF	38,374,399	16,826,464	(869,637)	(5,383)	(1,264,449)	53,061,394	2,540,038	1,198,465

Fixed Income 6.5%
Intermediate-Term Bond 6.5%
Schwab U.S. Aggregate Bond ETF	44,034,062	16,572,323	—	—	518,575	61,124,960	2,615,531	1,785,801

Money Market Funds 0.0%
Schwab Government Money Fund, Ultra Shares, 3.65% (b)	75,716	2,487	—	—	—	78,203	78,203	2,365
Total Affiliated Underlying Funds (Cost $679,153,155)	$682,377,792	$168,402,222	($47,066,681 )	$595,619	$135,593,244	$939,902,196		$16,583,302
Total Investments in Securities (Cost $679,153,155)						$939,902,196

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.
(b)	The rate shown is the annualized 7-day yield.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2060 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.4% OF NET ASSETS

U.S. Stocks 58.0%
Large-Cap 51.5%
Schwab U.S. Large-Cap ETF	$411,508,316	$81,499,400	($24,202,445 )	$22,385	$94,371,680	$563,199,336	20,928,998	$4,519,860
Small-Cap 6.5%
Schwab U.S. Small-Cap ETF	51,547,781	11,380,170	(4,058,177)	32,191	11,998,426	70,900,391	2,489,480	720,116
						634,099,727

International Stocks 31.2%
Developed Markets 24.3%
Schwab International Equity ETF	191,486,639	48,560,297	(18,314,034)	442,137	42,780,330	264,955,369	11,021,438	8,758,773
Emerging Markets 6.9%
Schwab Emerging Markets Equity ETF	54,213,979	14,326,341	(3,986,948)	262,530	10,618,778	75,434,680	2,303,349	2,084,602
						340,390,049

Real Estate 5.7%
U.S. REITs 5.7%
Schwab U.S. REIT ETF	45,147,468	20,065,484	(1,375,493)	(6,101)	(1,479,116)	62,352,242	2,984,789	1,407,494

Fixed Income 4.5%
Intermediate-Term Bond 4.5%
Schwab U.S. Aggregate Bond ETF	35,446,542	13,299,722	—	—	399,420	49,145,684	2,102,939	1,431,838
Total Affiliated Underlying Funds (Cost $779,807,669)	$789,350,725	$189,131,414	($51,937,097 )	$753,142	$158,689,518	$1,085,987,702		$18,922,683
Total Investments in Securities (Cost $779,807,669)						$1,085,987,702

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Capital Trust
Schwab Target 2065 Index Fund

Portfolio Holdings as of December 31, 2025 (Unaudited)

This section includes a summary of the fund’s transactions with its affiliated underlying funds during the period.
SECURITY	VALUE AT 3/31/25	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 12/31/25	BALANCE OF SHARES HELD AT 12/31/25	DISTRIBUTIONS RECEIVED (a)
AFFILIATED UNDERLYING FUNDS 99.3% OF NET ASSETS

U.S. Stocks 58.9%
Large-Cap 52.1%
Schwab U.S. Large-Cap ETF	$111,207,687	$44,261,274	($6,961,829 )	($20,757 )	$27,211,545	$175,697,920	6,529,094	$1,343,695
Small-Cap 6.8%
Schwab U.S. Small-Cap ETF	14,384,708	6,277,361	(1,379,990)	(33,378)	3,591,803	22,840,504	801,984	222,463
						198,538,424

International Stocks 32.1%
Developed Markets 24.8%
Schwab International Equity ETF	52,392,710	24,190,584	(5,498,628)	70,590	12,530,292	83,685,548	3,481,096	2,693,125
Emerging Markets 7.3%
Schwab Emerging Markets Equity ETF	15,367,573	7,487,237	(1,619,028)	20,915	3,238,796	24,495,493	747,954	669,292
						108,181,041

Real Estate 5.8%
U.S. REITs 5.8%
Schwab U.S. REIT ETF	12,316,970	8,322,965	(565,486)	(10,429)	(427,169)	19,636,851	940,012	424,443

Fixed Income 2.5%
Intermediate-Term Bond 2.5%
Schwab U.S. Aggregate Bond ETF	5,261,674	3,092,003	—	—	67,679	8,421,356	360,349	229,366
Total Affiliated Underlying Funds (Cost $270,707,230)	$210,931,322	$93,631,424	($16,024,961 )	$26,941	$46,212,946	$334,777,672		$5,582,384
Total Investments in Securities (Cost $270,707,230)						$334,777,672

(a)	Distributions received include distributions from net investment income and capital gains, if any, from the underlying funds. Amounts shown are only presented for affiliated underlying funds.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
At December 31, 2025, all of the fund’s investment securities were classified as Level 1.

Schwab Target Index Funds
Notes to Portfolio Holdings (Unaudited)

Pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (1940 Act), the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments as of December 31, 2025, are disclosed in each fund’s Portfolio Holdings.
REG98260DEC25